5. CONVERTIBLE DEBENTURES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Convertible Debentures Tables
Convertible Debentures
	2016	2015
Principal balance	$1,758,667	$209,100
Less: debt discount	(1,430,119)	(-)
Convertible debentures, net	328,548	209,100
Less, current portion	(119,448)	(-)
Long term portion	$209,100	$209,100

	2015	2014
Principal balance	$269,100	$209,100
Accumulated amortization	(-)	(107,016)
Convertible debentures, net	$269,100	$162,084